Equity (Details) - Schedule of fair value of the warrants was computed using the black-scholes option-pricing model	12 Months Ended
Dec. 31, 2021 $ / shares
February 25 Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Value per share Warrants (in Dollars per share)	$ 1.76
Risk-free interest rate Warrants	0.60%
Expected warrant life Warrants	5 years
Expected volatility Warrants	170.00%
April 14 Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Value per share Warrants (in Dollars per share)	$ 1.25
Risk-free interest rate Warrants	0.86%
Expected warrant life Warrants	5 years
Expected volatility Warrants	168.00%
September 14 Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Value per share Warrants (in Dollars per share)	$ 0.72
Risk-free interest rate Warrants	0.78%
Expected warrant life Warrants	5 years
Expected volatility Warrants	160.00%